Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease

The total future minimum lease payments under the non-cancellable operating lease with respect to the offices December 31, 2024 are payable as follows:

12 months ending December 31,
2024	360,581
2025	-
Future minimum operating lease payments	$360,581